Operating Leases - Schedule of Analyzed for Reporting purposes (Details) - Related Party [Member] - USD ($)	Sep. 30, 2024	Mar. 31, 2024
Schedule of Analyzed for Reporting purposes [Line Items]
Non-current portion of operating lease liabilities – related party	$ 182,667	$ 177,538
Current portion of operating lease liabilities – related party	30,401	58,310
Total operating lease liabilities	$ 213,068	$ 235,848